Accrued Liabilities (Tables)	12 Months Ended
Oct. 31, 2021
Schedule of liability payable to creditors

	CEO	Trade Vendors	Total
	$	$	$
Balance at October 31, 2019	180,799	-	180,799
Amounts deferred	45,000	241,255	286,255
Amounts settled	-	(77,238)	(77,238)
Balance at October 31, 2020	225,799	164,017	389,816
Amounts settled	(162,899)	(103,504)	(266,403)
Balance at October 31, 2021	62,900	60,513	123,413